EARNINGS PER SHARE (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended			12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Net income attributable to Teva				$ 3,055	$ 1,269	$ 1,963
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits				0	0	0
Net income used for the computation of diluted earnings per share				$ 3,055	$ 1,269	$ 1,963
Weighted average number of shares used in the computation of basic earnings per share				853	849	872
Additional shares from the assumed exercise of employee stock options and unvested RSU's				3	1	1
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures				2	0	0
Weighted average number of shares used in the computation of diluted earnings per share	1	7	6	858	850	873
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	957	947		957	947
Treasury, shares	105	99		105	99